GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill, opening	€ 8	[1]		€ 264
Reclassification to Long-lived assets held for sale	0			(244)
Net additions and foreign exchange differences	0			0
Impairment/write-offs	(2)			(12)
Goodwill, closing	6		$ 7	8	[1]
Software And Other Intangibles [Line Items]
Gross carrying amount	725			705
Accumulated amortization	(589)			(566)
Net book value	136			139	[1]	$ 148
International
Goodwill [Line Items]
Goodwill, opening	0			229
Reclassification to Long-lived assets held for sale				(229)
Net additions and foreign exchange differences				0
Impairment/write-offs				0
Goodwill, closing				0
Insurance
Goodwill [Line Items]
Goodwill, opening	3			3
Reclassification to Long-lived assets held for sale	0			0
Net additions and foreign exchange differences	0			0
Impairment/write-offs	(2)			0
Goodwill, closing	1			3
Other
Goodwill [Line Items]
Goodwill, opening	5			32
Reclassification to Long-lived assets held for sale	0			(15)
Net additions and foreign exchange differences	0			0
Impairment/write-offs	0			(12)
Goodwill, closing	5			5
Computer
Software And Other Intangibles [Line Items]
Gross carrying amount	589			541
Accumulated amortization	(477)			(431)
Net book value	112			110
Other Intangible Assets
Software And Other Intangibles [Line Items]
Gross carrying amount	136			164
Accumulated amortization	(112)			(135)
Net book value	€ 24			€ 29

[1]	Please see Note 43 for information regarding the restatement